Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Junior Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Common Stock, Shares, Outstanding, beginning at Dec. 31, 2011			11,337,000
Junior Convertible Preferred Stock, Shares Outstanding, beginning at Dec. 31, 2011		1,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, beginning	$ (18,981)	$ 1,740	$ 1	$ 0	$ 6,135	$ 0	$ (26,857)
Stock-based compensation	1,031				1,031
Exercise of stock options (shares)			42,000
Exercise of stock options	17				17
Other comprehensive loss	0
Net loss	(8,779)						(8,779)
Stockholders' Equity, ending at Dec. 31, 2012	18,981	(1,740)	(1)	0	(6,135)	0	26,857
Junior Convertible Preferred Stock, Shares Outstanding, ending at Dec. 31, 2012		1,251,000
Common Stock, Shares, Outstanding, ending at Dec. 31, 2012			11,379,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, beginning	(36,316)	1,740	1	0	6,675	0	(44,732)
Stock-based compensation	1,605				1,605
Reclass to redeemable common stock (shares)			(3,829,000)
Reclass to redeemable common stock	(1,327)				(1,327)
Exercise of stock options (shares)			738,000
Exercise of stock options	435				435
Distribution associated with spin-off	(173)				(173)
Other comprehensive loss	0
Net loss	(17,875)						(17,875)
Stockholders' Equity, ending at Dec. 31, 2013	36,316	(1,740)	(1)	0	(6,675)	0	44,732
Junior Convertible Preferred Stock, Shares Outstanding, ending at Dec. 31, 2013	0
Common Stock, Shares, Outstanding, ending at Dec. 31, 2013	8,287,995		8,288,000
Common Stock, Shares, Outstanding, beginning at Sep. 30, 2013
Junior Convertible Preferred Stock, Shares Outstanding, beginning at Sep. 30, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, beginning	(36,316)	1,740		0		0
Net loss	(6,499)
Stockholders' Equity, ending at Dec. 31, 2013	36,316	(1,740)		0		0
Junior Convertible Preferred Stock, Shares Outstanding, ending at Dec. 31, 2013	0	1,251,000
Common Stock, Shares, Outstanding, ending at Dec. 31, 2013	8,287,995		8,288,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, beginning	78,940	0	3	20	143,337	(14)	(64,366)
Stock-based compensation	4,570				4,570
Conversion of Series A, B, C, Common Preferred Stock and Junior Preferred Stock into Common Stock on initial public offering (shares converted)		(1,251,000)
Conversion of Series A, B, C, Common Preferred Stock and Junior Preferred Stock into Common Stock on initial public offering, amount converted		(1,740)
Conversion of Series A, B, C, Common Preferred Stock and Junior Preferred Stock into Common Stock on initial public offering (shares issued)			17,412,000
Conversion of Series A, B, C, Common Preferred Stock and Junior Preferred Stock into Common Stock on initial public offering, amount issued	42,051		1		43,790
Initial public offering, net of issuance costs (shares)			7,414,000
Initial public offering, net of issuance costs	86,286		1		86,285
Exercise of stock options (shares)			1,583,000
Exercise of stock options	2,017				2,017
Shares acquired to settle the exercise of stock options (shares)			(1,000)
Shares acquired to settle the exercise of stock options	(20)			(20)
Other comprehensive loss	(14)					(14)
Net loss	(19,634)						(19,634)
Stockholders' Equity, ending at Dec. 31, 2014	$ (78,940)	$ 0	$ (3)	$ (20)	$ (143,337)	$ 14	$ 64,366
Junior Convertible Preferred Stock, Shares Outstanding, ending at Dec. 31, 2014	0	0
Common Stock, Shares, Outstanding, ending at Dec. 31, 2014	34,695,544		34,696,000